Remuneration Key Management and Non-executive Directors (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€) Management_Member shares	Dec. 31, 2016 EUR (€) Management_Member shares	Dec. 31, 2015 EUR (€) Management_Member shares	Sep. 20, 2017 shares	Feb. 22, 2017 shares	Sep. 09, 2016 shares	Feb. 24, 2016 shares	Sep. 14, 2015 shares
Disclosure of transactions between related parties [line items]
Number of warrants granted (in units) | shares				629,000	527,061	0	429,479	233,000
Key management [member]
Disclosure of transactions between related parties [line items]
Number of management members | Management_Member	7	7	8
Short-term employee benefits (salaries, social security, bonuses, lunch vouchers)	€ 2,580	€ 2,394	€ 2,295
Post-employment benefits (group insurance)	284	183	166
Share-based compensation expense	1,512	1,547	834
Other employee benefits	129	130	124
Management fees	398	338	451
Retribution	(27)	(32)	(31)
Total	€ 4,875	€ 4,560	€ 3,839
Number of warrants granted (in units) | shares	433,440	365,844	293,311
Cumulative outstanding warrants (in units) | shares	1,507,149	1,824,259	1,744,645
Shares owned (in units) | shares	577,805	402,805	205,805
Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Share-based compensation expense	€ 1	€ 13	€ 41
Management fees	360	363	305
Total	€ 361	€ 376	€ 346
Cumulative outstanding warrants (in units) | shares	64,590	68,430	74,595
Non-vested warrants | shares		2,432	22,831
Shares owned (in units) | shares	31,434	31,165	25,000